LOANS (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Balance at July 1, 2012	$ 0
New loans purchased	1,423
Accretion of income	(129)
Reclassifications from nonaccretable difference	0
Disposals	0
Balance at June 30, 2013	$ 1,294